Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Depreciation [Abstract]
Additions	$ (8,531)	$ (1,865)	$ (3)
Net book value	232,128	199,880
Vessels [Member]
Cost [Abstract]
Beginning balance	201,684	0
Additions	40,778	201,684
Ending balance	242,462	201,684	0
Accumulated Depreciation [Abstract]
Beginning balance	(1,844)	0
Additions	(8,509)	(1,844)
Ending balance	(10,353)	(1,844)	$ 0
Net book value	$ 232,109	$ 199,840